REMUNERATION (Details)	12 Months Ended
	Jun. 30, 2023 EUR (€) Employee	Jun. 30, 2022 EUR (€) Employee	Jun. 30, 2021 EUR (€) Employee
REMUNERATION [Abstract]
Number of employees | Employee	0	0	0
Employee remuneration | €	€ 0	€ 0	€ 0